Invesco-SUP-GBL

Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated December 6, 2017

The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses and Statements of Additional Information for Class A, A3, AX, B, BX, C, CX, P, R, RX, Y, R5, R6, S, Invesco Cash Reserve and Investor Class shares of the Funds, as applicable, listed below:

Invesco American Franchise Fund

Invesco American Value Fund

Invesco Asia Pacific Growth Fund

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy Fund

Invesco Balanced-Risk Retirement 2020 Fund

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

Invesco Balanced-Risk Retirement Now Fund

Invesco California Tax-Free Income Fund

Invesco Charter Fund

Invesco Comstock Fund

Invesco Conservative Allocation Fund

Invesco Core Plus Bond Fund

Invesco Corporate Bond Fund

Invesco Developing Markets Fund

Invesco Diversified Dividend Fund

Invesco Dividend Income Fund

Invesco Emerging Markets Flexible Bond Fund

Invesco Endeavor Fund

Invesco Energy Fund

Invesco Equally-Weighted S&P 500 Fund

Invesco Equity and Income Fund

Invesco European Growth Fund

Invesco European Small Company Fund

Invesco Global Core Equity Fund

Invesco Global Growth Fund

Invesco Global Health Care Fund

Invesco Global Low Volatility Equity Yield Fund

Invesco Global Real Estate Fund

Invesco Global Real Estate Income Fund

Invesco Global Small & Mid Cap Growth Fund

Invesco Gold & Precious Metals Fund

Invesco Government Money Market Fund

Invesco Greater China Fund

Invesco Growth Allocation Fund

Invesco Growth and Income Fund

Invesco High Yield Fund

Invesco High Yield Municipal Fund

Invesco Income Allocation Fund

Invesco Intermediate Term Municipal Income Fund

Invesco International Allocation Fund

Invesco International Core Equity Fund

Invesco International Growth Fund

Invesco International Small Company Fund

Invesco Low Volatility Equity Yield Fund

Invesco Mid Cap Core Equity Fund

Invesco Mid Cap Growth Fund

Invesco Moderate Allocation Fund

Invesco Municipal Income Fund

Invesco New York Tax Free Income Fund

Invesco Pennsylvania Tax Free Income Fund

Invesco Quality Income Fund

Invesco Real Estate Fund

Invesco S&P 500 Index Fund

Invesco Select Companies Fund

Invesco Small Cap Discovery Fund

Invesco Small Cap Equity Fund

Invesco Small Cap Growth Fund

Invesco Small Cap Value Fund

Invesco Summit Fund

Invesco Technology Fund

Invesco U.S. Government Fund

Invesco Value Opportunities Fund

Invesco World Bond Fund

At a meeting held on November 29 - December 1, 2017, the Funds’ Boards of Trustees approved the early conversion of the Funds’ Class B shares and Class BX shares, as applicable, into Class A shares and Class AX shares, respectively, to occur on or about January 26, 2018. At the close of business on or about January 26, 2018, (the “Conversion Date”) all outstanding Class B shares and Class BX shares of each applicable Fund will be converted to Class A shares and Class AX shares, respectively of the same Fund, which is prior to the date the Class B shares and Class BX shares would normally be converted to Class A shares and Class AX shares. Class B shares and Class BX shares are not available for purchase. No contingent deferred sales charges (“CDSCs”) will be payable in connection with this early conversion. The conversion of each Fund’s Class B shares and Class BX shares into Class A shares and Class AX shares, respectively on the Conversion Date is not expected to be a taxable event for federal income tax purposes, and should not result in the recognition of gain or loss by converting shareholders, although each shareholder should consult with his or her own tax adviser.

Effective as of the Conversion Date, all references to Class B shares and Class BX shares, respectively, in the Funds’ Prospectuses and Statements of Additional Information are deleted.

Invesco-SUP-GBL